Derivative Financial Instruments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	$ 803	$ 480	$ 432
Derivatives Designated as Hedging Instruments [Member] | Net Investment Income [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	98	83	49
Derivatives Designated as Hedging Instruments [Member] | Interest Credited to Policyholder Account Balance [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	214	233	220
Derivatives Designated as Hedging Instruments [Member] | Other Expenses [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	(4)	(6)	(3)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	(8)	(3)	(2)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Derivative Gain (Losses) [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	411	65	91
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other Revenues [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	75	108	77
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder Benefit and Claim [Member]
Settlement Payments By Hedge Classification And Income Statement Location
Settlement Payments	$ 17	$ 0	$ 0